Entity Level Disclosures	12 Months Ended
Dec. 31, 2022
Entity Level [Abstract]
ENTITY LEVEL DISCLOSURES

NOTE 20 – ENTITY LEVEL DISCLOSURES:

a.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2022	2021	2020
	USD in thousands
USA	52,129	6,307	418
Europe	21,897	127	41
Israel	15,266	1,183	45
Asia	2,108	2,400	24
Other	458	101	3
	91,858	10,118	531

b.	All of the Group’s long-lived assets are located in Israel.

c.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2022	2021	2020
	USD in thousands
Customer A	-	-	383

Customer B	-	2,400	24

Customer C	16,919	-	-

Customer D	16,468	-	-